LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities:	$ 1,882	$ 1,686
Right-of-use assets obtained in exchange for new operating lease liabilities:	$ 131	$ 199